ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Jun. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	June 30, 2025	March 31, 2025
	($)	($)
Accounts payable	1,814,870	488,338
Accrued liabilities	559,773	292,585
Total	2,374,643	780,923